JPMorgan National Municipal Income Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.8% (a)
Alabama — 1.2%
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	8,455	8,438
County of Jefferson
Series 2024, Rev., 5.00%, 10/1/2035	2,000	2,216
Series 2024, Rev., 5.00%, 10/1/2039	4,000	4,340
Series 2024, Rev., 5.25%, 10/1/2043	2,000	2,168
Series 2024, Rev., 5.25%, 10/1/2049	1,000	1,061
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	6,705	6,578
Total Alabama		24,801
Arizona — 2.8%
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (c)	250	196
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,686
Series 2022A, Rev., 5.00%, 11/1/2035	1,875	2,033
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,918
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,747
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,759
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,668
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,312
Series 2019A, Rev., 5.00%, 1/1/2029	660	560
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,019
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,098
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	3,080
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,137
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,319
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	1,673
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,311
Series 2019A, Rev., 5.00%, 1/1/2037	500	349
Series 2019A, Rev., 5.00%, 1/1/2038	500	347
Series 2019A, Rev., 4.25%, 1/1/2039	545	342
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	812
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,147
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	709
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,319
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	4,000	4,027
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	1,650	1,607
Maricopa County Industrial Development Authority, Honorhealth Series 2019A, Rev., 5.00%, 9/1/2037	1,250	1,296
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,044
Maricopa County Industrial Development Authority, Ottawa University Rev., 5.13%, 10/1/2030 (c)	215	214
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (c)	940	957
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2036	1,000	1,122
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,001

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000	3,158
Series 2017A, Rev., 5.00%, 1/1/2034	6,000	6,312
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,619
Total Arizona		56,898
California — 6.8%
Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	9,393
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	1,035	1,007
Series 2024B, Rev., AMT, 5.25%, 7/1/2049	1,000	1,064
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	19,915	19,759
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2024	350	350
Series 2020A, Rev., 5.00%, 6/1/2027	400	417
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (d)	3,000	3,033
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 3.25%, 11/15/2025 (d)	1,725	1,724
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2028	900	920
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,278
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	11,235	10,087
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (c)	1,095	1,185
Rev., AMT, 5.00%, 7/1/2037 (c)	1,100	1,183
Rev., AMT, 5.00%, 7/1/2038 (c)	1,000	1,069
Rev., AMT, 5.00%, 11/21/2045 (c)	1,000	1,034
California State Public Works Board Series C, Rev., 5.00%, 3/1/2032	3,025	3,147
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,031
City of Los Angeles, Wastewater System Series 2013A, Rev., 5.00%, 6/1/2026	12,500	12,524
City of San Francisco, Public Utilities Commission Water Series A, Rev., 5.00%, 11/1/2035	1,500	1,551
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (c)	4,045	3,152
East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2024	45	45
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2025 (d)	4,000	4,067
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,163
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	696
GO, Zero Coupon, 7/1/2036	1,150	695
GO, Zero Coupon, 7/1/2037	1,950	1,124
GO, Zero Coupon, 7/1/2041	1,250	573
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	891
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	50
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, AGM, 5.00%, 9/1/2042	1,000	1,076
San Diego County Regional Airport Authority Series 2021 B, Rev., AMT, 5.00%, 7/1/2051	5,180	5,294
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2042	2,000	2,033

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series C, GO, 4.00%, 9/1/2045	1,250	1,252
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,549
Southern California Public Power Authority, Southern Transmission System Renewal Project Series 2023-1A, Rev., 5.25%, 7/1/2053	7,000	7,753
West Hills Community College District GO, AGM, 4.00%, 8/1/2037	1,650	1,675
Total California		137,844
Colorado — 4.3%
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	817	627
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	18,390	19,089
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,387
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000	5,539
Series 2022B, Rev., 5.00%, 11/15/2040	1,000	1,094
Series 2022B, Rev., 5.00%, 11/15/2041	1,220	1,330
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	12,340	13,470
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574	503
Colorado Bridge and Tunnel Enterprise, Senior Infrastructure Series 2024 A, Rev., AGM, 5.25%, 12/1/2049	1,615	1,757
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2040 (c)	555	514
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,276
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2030	2,055	2,171
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,058
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,118
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,606
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,426
Series 2019A, Rev., 5.00%, 12/1/2032	3,645	3,718
Series 2019A, Rev., 4.00%, 12/1/2037	2,540	2,311
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	1,095	1,088
Rev., 5.25%, 12/1/2032	1,905	1,902
Peak Metropolitan District No. 1
Series 2021A, GO, 4.00%, 12/1/2035 (c)	500	428
Series 2021A, GO, 5.00%, 12/1/2041 (c)	500	443
Series 2021A, GO, 5.00%, 12/1/2051 (c)	550	456
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	718
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	480	356
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (c)	750	649
Series 2021A, GO, 5.00%, 12/1/2041 (c)	750	511
State of Colorado Series 2021A, COP, 4.00%, 12/15/2039	3,100	3,077
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,500	1,518
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,171
Verve Metropolitan District No. 1
GO, 5.75%, 12/1/2033	2,000	1,851
GO, 5.00%, 12/1/2036	500	424

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
GO, 5.00%, 12/1/2041	1,125	903
Waterview II Metropolitan District Series 2022A, GO, 5.00%, 12/1/2041	1,250	1,151
Total Colorado		86,640
Connecticut — 0.4%
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.00%, 8/15/2024	100	100
Series 2013A, Rev., 5.00%, 8/15/2025	350	351
Series 2013A, Rev., 5.00%, 8/15/2029	300	300
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (c)	7,150	6,909
Total Connecticut		7,660
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Rev., 5.00%, 9/1/2040	1,550	1,567
District of Columbia — 0.9%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2031	5,000	5,064
Series 2015A, GO, 5.00%, 6/1/2036	7,275	7,349
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750	5,971
Total District of Columbia		18,384
Florida — 2.2%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (c)	1,445	1,127
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project Rev., 4.00%, 11/1/2045	6,500	5,756
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049 (e)	2,500	2,758
County of Miami-Dade Rev., Zero Coupon, 10/1/2040	5,000	2,397
County of Miami-Dade, Building Better Communities Program
Series 2016A, GO, 5.00%, 7/1/2033	2,835	2,905
Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,483
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	8,000	8,314
Florida Development Finance Corp., Central Charter School Project Series 2022, Rev., 5.25%, 8/15/2037 (c)	350	342
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (c)	1,000	1,019
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	6,725	7,198
Middleton Community Development District A, City of Wildwood, Florida Special Assessment 5.85%, 5/1/2037	750	786
State of Florida Department of Transportation Series 2023, Rev., 5.00%, 7/1/2039	4,735	5,152
Village Community Development District No. 15 4.85%, 5/1/2038 (c)	1,000	1,011
Total Florida		44,248
Georgia — 4.2%
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (b)	2,000	2,017
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2039	1,415	1,580
Cherokee County Water and Sewer Authority Series 2023, Rev., 5.00%, 8/1/2039	375	417
City of Atlanta, Water and Wastewater Rev., 5.00%, 11/1/2029	2,110	2,134
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,724
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 3.63%, 1/1/2031 (c)	1,170	1,100
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175	1,055
Rev., 4.00%, 6/15/2037	1,500	1,500
Rev., 4.00%, 6/15/2039	1,785	1,747

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Georgia Ports Authority Series 2022, Rev., 4.00%, 7/1/2040	4,000	4,008
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2039	2,000	2,044
Henry County, Water and Sewerage Authority Rev., AGM-CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,336
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,500	2,496
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	28,490	29,603
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	9,430	9,907
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,175	1,227
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	10,690	11,300
Private Colleges and Universities Authority, Emory University Series 2013A, Rev., 5.00%, 10/1/2043	2,005	1,956
Total Georgia		85,151
Idaho — 0.4%
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	2,550	2,590
Series 2015A, Rev., 5.00%, 7/15/2026	4,800	4,946
Total Idaho		7,536
Illinois — 9.0%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	3,315	3,469
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,455	1,535
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,000	1,095
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2027	1,000	1,002
Series 2023B, Rev., AGM, 5.00%, 11/1/2039	3,160	3,423
City of Springfield, Electric System, Senior Lien Rev., AGM, 3.50%, 3/1/2030	3,500	3,397
Cook County Community Consolidated School District No. 15 Palatine GO, 4.00%, 12/1/2041	750	736
County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	3,753
DuPage & Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	1,036
Illinois Finance Authority, Smith Crossing
Rev., 4.00%, 10/15/2026	465	450
Rev., 4.00%, 10/15/2027	485	466
Rev., 4.00%, 10/15/2028	320	306
Rev., 4.00%, 10/15/2029	900	855
Rev., 4.00%, 10/15/2030	625	590
Illinois Finance Authority, University Of Chicago Series 2024 A, Rev., 5.00%, 4/1/2031	7,100	7,823
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	1,002
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	18,250	19,747
Series 2018C, Rev., 5.50%, 1/1/2031	3,540	3,818
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	24,593
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,421
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,572
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2024	15,715	15,782
GO, 5.00%, 2/1/2026	4,900	4,991
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,316

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2022B, GO, 5.00%, 10/1/2032	18,000	19,659
Series 2022A, GO, 5.00%, 3/1/2034	5,765	6,263
Series 2022A, GO, 5.00%, 3/1/2035	12,000	13,018
Series 2024B, GO, 5.00%, 5/1/2041	3,945	4,241
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,532
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,210
State of Illinois, Sales Tax Series 2016D, Rev., 5.00%, 6/15/2024	40	40
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1 Rev., AGM, 4.00%, 3/1/2028	995	1,001
Will County Community Unit School District No. 365-U Valley View GO, 3.00%, 7/1/2036	1,700	1,499
Total Illinois		181,641
Indiana — 1.6%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	750	611
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (c)	4,560	3,659
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,452
City of Valparaiso Rev., 5.38%, 12/1/2041 (c)	1,550	1,216
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400	414
Series 2023A, Rev., 5.00%, 6/1/2053	210	211
Indiana Finance Authority, DePauw University
Series 2022A, Rev., 5.00%, 7/1/2029	1,395	1,445
Series 2022A, Rev., 5.00%, 7/1/2030	1,400	1,458
Series 2022A, Rev., 5.00%, 7/1/2031	1,530	1,600
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 4.00%, 11/1/2036	230	216
Series 2019A, Rev., 4.00%, 11/1/2037	335	314
Series 2019A, Rev., 4.00%, 11/1/2038	340	316
Series 2019A, Rev., 4.00%, 11/1/2039	355	328
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (c)	1,875	1,507
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	5,000	4,994
Whitley County Multi School Building Corp., Ad Valorem Property Tax Rev., 5.00%, 7/15/2038	3,200	3,381
Total Indiana		33,122
Iowa — 0.0% ^
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 4.00%, 9/1/2025	115	112
Rev., 5.00%, 9/1/2026	85	83
Rev., 5.00%, 9/1/2028	200	191
Rev., 5.00%, 9/1/2030	110	102
Rev., 5.00%, 9/1/2031	100	92
Rev., 5.00%, 9/1/2036	440	384
Total Iowa		964
Kansas — 0.2%
City of Topeka, Kansas Health Care Facilities
Series 2022B, Rev., 5.13%, 12/1/2026	175	175
Series 2022A, Rev., 5.75%, 12/1/2033	475	479

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	2,987
Wyandotte County Unified School District No. 203 Piper Series 2018A, GO, 5.00%, 9/1/2039	1,240	1,294
Total Kansas		4,935
Kentucky — 2.2%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,121
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	8,686
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	5,579
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	15,000	14,959
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2028	2,885	2,979
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,322
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,059
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,711
Series 2017A, Rev., 5.00%, 6/1/2037	2,795	2,827
Total Kentucky		44,243
Louisiana — 0.1%
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (c)	385	347
Series 2021A, Rev., 5.00%, 6/1/2042 (c)	440	378
Series 2021A, Rev., 5.00%, 6/1/2051 (c)	705	575
Louisiana State University and Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2024 (d)	75	75
Total Louisiana		1,375
Maryland — 2.1%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,107
City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	14,206
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,000
Rev., 4.00%, 7/1/2036	1,000	998
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,220
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	12,611
Rev., GTD, 4.00%, 6/1/2048	10,870	10,522
Total Maryland		42,664
Massachusetts — 1.8%
City of Lawrence, State Qualified Municipal Purpose Loan of 2022 Bonds GO, 4.00%, 6/1/2036	1,215	1,259
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,113
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	13,125	12,849
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,293
Massachusetts Bay Transportation Authority, Sales Tax Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,493
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 4.38%, 7/1/2052	1,200	1,129
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.13%, 1/1/2040	410	392

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,151
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,118
Total Massachusetts		35,797
Michigan — 1.1%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	475	491
Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2037	1,750	1,846
Michigan Finance Authority, Henry Ford Health System Rev., 4.00%, 11/15/2036	1,900	1,799
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,693
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	982
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	1,125	1,121
State of Michigan Trunk Line Series 2020B, Rev., 4.00%, 11/15/2039	5,280	5,318
State of Michigan, Environmental Program Series 2014A, GO, 5.00%, 12/1/2028	4,300	4,325
West Ottawa Public Schools, Unlimited Tax GO, AGM, 4.00%, 11/1/2039	1,055	1,054
Total Michigan		21,629
Minnesota — 0.4%
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	5,771
Series 2018A, Rev., 4.00%, 11/15/2038	750	687
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,007
Total Minnesota		7,465
Mississippi — 2.0%
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (d)	5,030	5,110
Series 2018A, GO, 5.00%, 11/1/2026 (d)	11,595	12,045
Series 2018A, GO, 4.00%, 11/1/2038	21,155	20,729
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2025	2,250	2,280
Total Mississippi		40,164
Missouri — 0.7%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,460
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	1,003
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	986
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2024	300	300
Rev., 5.00%, 9/1/2028	1,355	1,352
Rev., 5.00%, 9/1/2031	100	99
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019 B, Rev., AMT, 5.00%, 3/1/2039	4,710	4,860
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,878
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2015B, Rev., 5.00%, 5/1/2035	2,125	2,146
Total Missouri		14,084

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Montana — 0.1%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (c)	2,000	1,787
Nebraska — 0.6%
Douglas County School District No. 001, Omaha Public GO, 4.00%, 12/15/2041	10,000	9,953
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2034	1,000	1,002
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,246
Series 2019A, Rev., 4.00%, 1/1/2037	1,000	988
Total Nebraska		13,189
Nevada — 1.0%
Clark County School District, Limited Tax Series 2020A, GO, AGM, 4.00%, 6/15/2039	1,215	1,194
Clark County Water Reclamation District
Series 2023, GO, 5.00%, 7/1/2040	11,105	12,235
Series 2023, GO, 5.00%, 7/1/2041	5,000	5,467
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360	1,528
Total Nevada		20,424
New Hampshire — 0.2%
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,260
New Jersey — 3.0%
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,070
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,293
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,223
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,784
Series A, Rev., 5.00%, 6/15/2031	11,500	11,726
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,104
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,766
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	2,896
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2024	7,645	7,645
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,441
Series 2018 A, Rev., 5.00%, 6/1/2027	8,005	8,307
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	991
Township of North Brunswick, General Improvement GO, 4.00%, 7/1/2039	1,540	1,550
Total New Jersey		59,796
New Mexico — 0.1%
Albuquerque Municipal School District No. 12, School Building GO, 5.00%, 8/1/2035	1,980	2,084
County of Bernalillo Series 1996B, Rev., NATL - RE-IBC, 5.70%, 4/1/2027	510	530
Total New Mexico		2,614
New York — 17.6%
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, Rev., 5.00%, 7/1/2042	300	303
Series 2022A, Rev., 5.00%, 7/1/2052	350	346

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,206
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	2,000	1,911
Long Island Power Authority, Electric System
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,340
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,202
Metropolitan Transportation Authority Series 2017C-1, Rev., 5.00%, 11/15/2030	4,885	5,125
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (c)	250	252
Series 2022A, Rev., 5.63%, 7/1/2042 (c)	1,385	1,394
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,199
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	14,705	14,819
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	4,938
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022 Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	17,000	16,546
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series 2019 S-2A, Rev., 4.00%, 7/15/2037	5,000	5,021
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2033	6,500	6,715
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series 2017 E1, Rev., 5.00%, 2/1/2035	3,000	3,089
Series B, Rev., 5.00%, 8/1/2036	6,445	6,598
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	2,100	2,189
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770	3,781
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-A, Rev., 4.00%, 11/1/2038	10,575	10,601
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	7,402
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,086
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	2,000	1,917
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,369
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,401
Series B, Rev., AGM-CR, Zero Coupon, 11/15/2049	9,315	2,557
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., AGM-CR, 3.00%, 2/15/2042	3,345	2,714
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,456
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,137
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	3,000	3,223
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	3,250	3,511
New York State Dormitory Authority
Series 2024A, Rev., AGM, 5.00%, 10/1/2038 (e)	2,000	2,202
Series 2024A, Rev., AGM, 5.00%, 10/1/2039 (e)	1,000	1,095
Series 2024A, Rev., 5.50%, 7/1/2054	7,200	8,082
New York State Dormitory Authority, New York University Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,380
New York State Dormitory Authority, Personal Income Tax Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,419
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014C, Rev., 5.00%, 6/14/2024	20,000	20,007

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2021 E, Rev., 4.00%, 3/15/2042	7,000	6,827
Series 2020A, Rev., 4.00%, 3/15/2047	18,070	17,088
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,439
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,106
Series 2015B, Rev., 5.00%, 3/15/2039	2,505	2,524
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,606
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2014B, Rev., 5.00%, 5/15/2027	3,130	3,133
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900	3,804
New York State Thruway Authority, Personal Income Tax Series 2022 A, Rev., 5.00%, 3/15/2042	12,000	12,991
New York State Urban Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2039	13,555	14,457
Series 2019 A, Rev., 4.00%, 3/15/2042	10,080	9,967
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	5,000	5,039
Rev., AMT, 5.00%, 1/1/2029	1,400	1,445
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,609
Rev., AMT, 5.00%, 1/1/2034	9,885	10,191
Rev., AMT, 5.00%, 10/1/2035	3,920	4,153
Rev., AMT, 5.00%, 10/1/2040	5,350	5,541
Rev., AMT, 4.38%, 10/1/2045	1,690	1,640
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2042	1,750	1,880
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2043	2,250	2,410
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2044	2,250	2,404
Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	1,500	1,540
Port Authority of New York and New Jersey, Consolidated
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975	2,862
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,009
Triborough Bridge and Tunnel Authority
Series 2018D, Rev., 4.00%, 11/15/2038	4,000	4,016
Series 2024B, Subseries B-1, Rev., 5.25%, 5/15/2054	2,500	2,726
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,243
Utility Debt Securitization Authority Rev., 5.00%, 12/15/2037	5,250	5,332
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021C-EFRB, Rev., 3.20%, 7/1/2024 (c)	12,450	12,155
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (c)	10,450	10,308
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.00%, 7/1/2040	1,000	840
Total New York		354,818
North Carolina — 1.1%
County of Buncombe
Series 2024B, Rev., 5.00%, 6/1/2041 (e)	1,250	1,383
Series 2024B, Rev., 5.00%, 6/1/2042 (e)	1,500	1,652

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
County of Wake Series 2023B, Rev., 5.00%, 4/1/2038	1,865	2,081
State of North Carolina Rev., 5.00%, 3/1/2033	15,345	16,430
Total North Carolina		21,546
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	4,000	3,881
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,500	5,816
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	9,105	9,201
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2019A, Rev., 5.00%, 6/1/2029	16,390	17,633
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2041	875	932
Series 2024B, Rev., 5.00%, 12/1/2042	1,000	1,062
Series 2024B, Rev., 5.00%, 12/1/2044	900	950
State of Ohio
Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,668
Series 2024 A, Rev., 5.25%, 8/15/2048 (e)	1,000	1,082
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049 (e)	8,500	9,193
Total Ohio		51,418
Oklahoma — 0.2%
Oklahoma Capitol Improvement Authority Series 2014C, Rev., 5.00%, 7/1/2024	25	25
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2025	800	795
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,032
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2043	2,000	2,177
Total Oklahoma		5,029
Oregon — 0.1%
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250	841
Series A, GO, Zero Coupon, 6/15/2036	1,000	609
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2047	1,000	959
Washington and Multnomah Counties School District No. 48J Beaverton Series B, GO, 5.00%, 6/15/2024 (d)	105	105
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021A, Rev., 5.00%, 11/15/2051	550	432
Total Oregon		2,946
Pennsylvania — 3.4%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2053	1,000	1,070
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	7,261
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,200
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	3,930
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	1,875	1,894
Rev., 5.00%, 6/1/2026	1,120	1,143
Rev., 5.00%, 6/1/2028	2,620	2,731
Rev., 5.00%, 6/1/2029	1,120	1,170
County of Delaware Series 2024, GO, 5.00%, 8/1/2042 (e)	1,475	1,586

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
DuBois Hospital Authority, Penn Highlands Healthcare
Series 2018, Rev., 5.00%, 7/15/2029	1,700	1,740
Series 2018, Rev., 5.00%, 7/15/2030	2,000	2,044
Series 2018, Rev., 5.00%, 7/15/2031	1,450	1,482
Series 2018, Rev., 5.00%, 7/15/2032	1,525	1,559
Series 2018, Rev., 5.00%, 7/15/2034	1,675	1,709
Erie City Water Authority Series 2019B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,332
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,220
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,843
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	276
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	12,050	12,184
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project
Rev., 4.00%, 12/1/2030	300	293
Rev., 4.00%, 12/1/2031	300	292
Rev., 4.00%, 12/1/2033	400	386
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	5,645	5,779
Pennsylvania Turnpike Commission, Subordinate
Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,507
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,217
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,080
Philadelphia Authority for Industrial Development, Holy Family University Project Series 2023, Rev., 5.50%, 9/1/2037	2,135	2,316
School District of the City of Erie (The), Limited Tax Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,161
Wilkes-Barre Area School District GO, 3.75%, 4/15/2044	1,500	1,334
Total Pennsylvania		68,739
Puerto Rico — 0.8%
Puerto Rico Public Finance Corp. Series 2001E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026 (d)	10,000	10,466
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., 4.75%, 7/1/2053	6,000	5,935
Total Puerto Rico		16,401
Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Bryant University Issue
Series 2024, Rev., 5.00%, 6/1/2039	1,845	2,008
Series 2024, Rev., 5.00%, 6/1/2041	1,040	1,119
Total Rhode Island		3,127
South Carolina — 0.1%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024 A, Rev., 5.50%, 11/1/2054	1,000	1,086
Tennessee — 7.4%
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital Rev., 4.00%, 11/15/2043	6,145	5,689
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University Series 2023, Rev., 5.00%, 5/1/2036	500	545
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2031	10,000	10,634
GO, 4.00%, 7/1/2036	24,290	24,403

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
GO, 4.00%, 7/1/2037	16,205	16,235
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2037	1,500	1,669
Series 2022B, Rev., AMT, 5.50%, 7/1/2039	2,300	2,534
Series 2022B, Rev., AMT, 5.50%, 7/1/2040	2,000	2,192
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	2,048
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,178
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	9,992
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680	1,746
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	5,093
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	1,757
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	3,016
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	858
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,300	10,209
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (b)	33,150	33,124
Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	14,065	14,529
Total Tennessee		148,451
Texas — 5.3%
Austin Independent School District, Unlimited Tax Series 2023, GO, 5.00%, 8/1/2040	3,000	3,290
Barbers Hill Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2042	4,525	4,862
Central Texas Regional Mobility Authority, Senior Lien
Series 2021B, Rev., 4.00%, 1/1/2040	1,000	979
Series 2021B, Rev., 4.00%, 1/1/2041	1,000	973
City of Dallas Housing Finance Corp., Rosemont at Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (b)	1,375	1,390
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (d)	2,000	2,381
City of Mesquite, Combination tax GO, 4.13%, 2/15/2040	1,665	1,664
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,871
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,520	1,473
Coastal Water Authority, City of Houston Projects Rev., 5.00%, 12/15/2025	5,115	5,119
County of Harris Toll Road, First Lien Series 2024 A, Rev., 5.00%, 8/15/2040 (e)	1,500	1,663
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,943
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (d)	9,905	10,121
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,758
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	3,000	3,172
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,291
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2037	525	425
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	5,016
North Texas Tollway Authority, Second Tier Series B, Rev., 5.00%, 1/1/2030	1,100	1,118
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,053
Plano Independent School District, Unlimited Tax GO, 5.00%, 2/15/2041	3,900	4,212
San Antonio Education Facilities Corp., Trinity University Project Series 2024 A, Rev., 5.00%, 6/1/2034	1,750	1,971
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020B-1, Rev., 4.00%, 11/15/2027	11,790	11,248
Series 2020A, Rev., 6.25%, 11/15/2031	500	484

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,389
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040	11,000	12,174
Texas Municipal Gas Acquisition & Supply Corp. IV Series 2023B, Rev., 5.50%, 1/1/2034 (b)	5,000	5,513
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	3,000	3,159
Texas Water Development Board, State Water Implementation Fund Series 2018 B, Rev., 5.00%, 4/15/2030	7,000	7,449
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,344
Total Texas		107,505
Utah — 2.0%
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.00%, 6/1/2024 (b)	35,000	35,000
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.25%, 6/1/2041 (c)	1,105	845
Utah Infrastructure Agency, Clearfield City Project Rev., 4.00%, 10/15/2040	915	884
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,453
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,012
Rev., 4.00%, 10/15/2038	1,560	1,555
Total Utah		40,749
Virginia — 1.9%
Fairfax County Water Authority Series 2005B, Rev., 5.25%, 4/1/2025	3,500	3,550
Lynchburg Economic Development Authority, Centra Health Obligated Group Rev., 4.00%, 1/1/2037	1,590	1,572
Virginia College Building Authority, Educational Facilities, Washington & Lee University Project Rev., NATL - RE, 5.25%, 1/1/2026	2,175	2,217
Virginia Public School Authority
Series 2023, Rev., 5.00%, 8/1/2041	4,880	5,390
Series 2023, Rev., 5.00%, 8/1/2042	6,450	7,099
Series 2023, Rev., 5.00%, 8/1/2043	2,795	3,064
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 4.00%, 1/1/2032	3,000	2,986
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project
Series 2022, Rev., AMT, 4.00%, 7/1/2033	7,000	6,959
Rev., AMT, 4.00%, 1/1/2036	5,000	4,953
Total Virginia		37,790
Washington — 2.4%
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,674
County of Snohomish, Limited Tax GO, 4.00%, 12/1/2039	1,470	1,473
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,009
Series B, Rev., 5.00%, 3/1/2034	1,000	1,002
State of Washington, State and Local Agency Real and Personal Property Series 2018C, COP, 5.00%, 7/1/2034	1,050	1,111
State of Washington, Various Purpose
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,455
Series 2018C, GO, 5.00%, 2/1/2037	14,430	15,185
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,291
Series 2023C, GO, 5.00%, 6/1/2041	2,330	2,555
Tacoma Metropolitan Park District, Unlimited Tax
GO, 5.00%, 12/1/2036	600	604
GO, 5.00%, 12/1/2037	1,750	1,754

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (c)	1,920	1,858
Series 2020A, Rev., 5.00%, 1/1/2041 (c)	2,000	1,801
Total Washington		47,772
Wisconsin — 1.3%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	1,035	896
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,810
Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2024	205	205
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	1,190	1,126
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (c)	500	445
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (c)	540	496
Series 2022A, Rev., 4.00%, 12/1/2041 (c)	2,320	1,913
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	12,807
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000	1,071
Total Wisconsin		25,769
Wyoming — 1.0%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	20,277
Total Municipal Bonds (Cost $1,965,912)		1,954,305
	SHARES (000)
Short-Term Investments — 4.0%
Investment Companies — 4.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (f) (g) (Cost $80,618)	80,617	80,625
Total Investments — 100.8% (Cost $2,046,530)		2,034,930
Liabilities in Excess of Other Assets — (0.8)%		(16,805)
NET ASSETS — 100.0%		2,018,125

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2024.
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,290	09/30/2024	USD	262,918	211
U.S. Treasury 5 Year Note	649	09/30/2024	USD	68,764	90
					301
Short Contracts
U.S. Treasury 10 Year Ultra Note	(309)	09/19/2024	USD	(34,700)	4
					305

Abbreviations
USD	United States Dollar

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,954,305	$—	$1,954,305
Short-Term Investments
Investment Companies	80,625	—	—	80,625
Total Investments in Securities	$80,625	$1,954,305	$—	$2,034,930

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$305	$—	$—	$305
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (a) (b)	$25,576	$288,122	$233,083	$6	$4	$80,625	80,617	$894	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.